Guarantee liabilities - Activities of the Group's obligations associated with the deferred guarantee income (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
Guarantee liabilities
Deferred guarantee income, Beginning of year	¥ 0
Fair value of deferred guarantee income at inception of new loans	72,160,875	$ 10,163,647
Release of deferred guarantee income	(25,563,732)	(3,600,577)
Deferred guarantee income, end of year	¥ 46,597,143	$ 6,563,070